Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash and due from banks	$ 11,273,575	$ 23,459,776
Federal funds sold and overnight deposits	18,608,265	5,000
Total cash and cash equivalents	29,881,840	23,464,776
Securities held-to-maturity (fair value $42,291,000 at 12/31/12, $30,289,000 at 12/31/11)	41,865,555	29,702,159
Securities available-for-sale	40,886,059	66,098,917
Restricted equity securities, at cost	4,021,350	4,308,550
Loans held-for-sale	1,501,706	2,285,567
Loans	416,375,448	386,386,472
Allowance for loan losses	(4,312,080)	(3,886,502)
Deferred net loan costs	169,501	7,251
Net loans	412,232,869	382,507,221
Bank premises and equipment, net	12,243,320	12,715,226
Accrued interest receivable	1,751,085	1,700,600
Bank owned life insurance	4,187,644	4,063,246
Core deposit intangible	1,363,476	1,704,346
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	1,074,705	90,000
Prepaid expense - Federal Deposit Insurance Corporation (FDIC)	775,595	1,131,861
Other assets	12,378,772	11,558,779
Total assets	575,738,245	552,905,517
Demand, non-interest bearing	72,956,097	62,745,782
NOW	128,824,165	123,493,475
Money market funds	86,973,835	71,408,069
Savings	65,216,698	59,284,631
Time deposits, $100,000 and over	44,229,470	51,372,782
Other time deposits	77,296,594	86,088,570
Total deposits	475,496,859	454,393,309
Federal funds purchased and other borrowed funds	6,000,000	18,010,000
Repurchase agreements	34,149,608	21,645,446
Capital lease obligations	774,701	833,467
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	3,077,502	4,217,886
Total liabilities	532,385,670	511,987,108
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2012 and 2011, and 5,023,026 and 4,938,262 shares issued at December 31, 2012 and 2011, respectively (including 19,182 and 24,324 shares issued February 2, 2013 and 2012, respectively)	12,557,565	12,345,655
Additional paid-in capital	28,047,829	27,410,049
Retained earnings	2,698,200	1,151,751
Accumulated other comprehensive income	171,758	133,731
Less: treasury stock, at cost; 210,101 shares at December 31, 2012 and 2011	(2,622,777)	(2,622,777)
Total shareholders' equity	43,352,575	40,918,409
Total liabilities and shareholders' equity	$ 575,738,245	$ 552,905,517